Summary of Significant Accounting Policies		9 Months Ended
	Apr. 01, 2021	Sep. 25, 2021
Significant Accounting Policies

2.Summary of significant accounting policies

Basis of accounting

The balance sheet has been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Separate statements of operations, comprehensive income, changes in stockholder’s equity, and cash flows have not been presented in the financial statements because there have been no activities in this entity.

European Wax Center, Inc. and Subsidiaries
Significant Accounting Policies

2. Summary of significant accounting policies

(a) Basis of presentation and consolidation

The accompanying unaudited condensed consolidated financial statements have been presented in conformity with accounting principles generally accepted in the United States (“GAAP”) for interim financial information and pursuant to the rules and regulations of the SEC and includes the operations of the Company and EWC Ventures and its wholly owned subsidiaries. EWC Ventures is considered a variable interest entity. The Company is the primary beneficiary  of EWC Ventures. As a result, the Company consolidates EWC Ventures.

EWC Ventures has been determined to be the predecessor for accounting purposes and, accordingly, the condensed consolidated financial statements for periods prior to the Reorganization Transactions have been adjusted to combine the previously separate entities for presentation purposes. Amounts for the period from December 28, 2019 through August 4, 2021 presented in the condensed consolidated financial statements and notes to condensed consolidated financial statements herein represent the historical operations of EWC Ventures. The amounts as of September 25, 2021 and for the period from August 4, 2021 reflect the consolidated operations of the Company.

The condensed consolidated balance sheet as of December 26, 2020 is derived from the audited consolidated financial statements of EWC Ventures but does not include all disclosures required by GAAP. These unaudited condensed consolidated financial statements should be read in conjunction with the audited consolidated financial statements and the related notes thereto for the year ended December 26, 2020 included in the Prospectus.

In the opinion of management, the accompanying unaudited condensed consolidated financial statements include all normal recurring adjustments necessary for a fair statement of the Company’s financial position, results of operations, and cash flows for the periods presented. All intercompany accounts and transactions have been eliminated in consolidation.

Accounting policies used in the preparation of these unaudited condensed consolidated financial statements are consistent with the accounting policies described in the audited consolidated financial statements and the related notes thereto for the year ended December 26, 2020 included in the Prospectus.

(b) Use of estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Although these estimates are based on management’s knowledge of current events and actions it may undertake in the future, they may ultimately differ from actual results. Significant areas where estimates and judgments are relied upon by management in the preparation of the financial statements include revenue recognition, inventory reserves, the expected life of franchise agreements, the useful life of reacquired rights, valuation of equity-based compensation awards, and the evaluation of the recoverability of goodwill and long-lived assets, including indefinite-lived intangible assets. Actual results could differ from those estimates.

(c) COVID-19 pandemic

The Company is continuing to monitor the ongoing COVID-19 pandemic and its impact on its business. Beginning in March 2020, in response to the COVID-19 pandemic, most franchisees temporarily closed their centers in order to promote the health and safety of its members, team members and their communities. In April 2020, the entire franchise network was temporarily closed. Beginning in May 2020, certain governors announced steps to restart non-essential business operations in their respective states and certain centers began to re-open. By June 2021, all of the Company’s nationwide network had re-opened. However, there is a significant amount of uncertainty about the effects a resurgence in COVID-19 cases could have on our business, our industry and overall economic activity.

(d) Implications of being an Emerging Growth Company

The Company is an emerging growth company as defined in the Jumpstart Our Business Startups Act of 2012 (“JOBS Act”) and may take advantage of reduced reporting requirements that are otherwise applicable to public companies. Section 107 of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies are required to comply with those standards. The Company has elected to use the extended transition period for complying with new or revised accounting standards. We also intend to take advantage of some of the reduced regulatory and reporting requirements of emerging growth companies pursuant to the JOBS Act so long as we qualify as an emerging growth company, including, but not limited to, not being required to comply with the auditor attestation requirements of Section 404(b) of the Sarbanes-Oxley Act, reduced disclosure obligations regarding executive compensation, and exemptions from the requirements of holding non-binding advisory votes on executive compensation and golden parachute payments.

(e) Equity-based Compensation

The Company recognizes compensation expense for equity awards to employees based on the estimated fair value of the equity instrument at the time of grant. For time-based awards, such expense is recognized over the requisite service period of the equity award, which is normally the vesting period. Compensation expense for performance-based awards with a market condition is recognized on a straight-line basis over the estimated service period of the award, regardless of whether the market condition is satisfied. The Company accounts for forfeitures as they occur by reversing compensation cost for unvested awards when the award is forfeited. See Note 9 for further information.

(f) Income Taxes

The Company accounts for income taxes in accordance with ASC 740, “Accounting for Income Taxes” (“ASC 740”), which requires the recognition of tax benefits or expenses on temporary differences between the financial reporting and tax bases of its assets and liabilities by applying the enacted tax rates in effect for the year in which the differences are expected to reverse. Such net tax effects on temporary differences are reflected on the Company’s consolidated balance sheets as deferred tax assets and liabilities. Deferred tax assets are reduced by a valuation allowance when the Company believes that it is more-likely-than-not that some portion or all of the deferred tax assets will not be realized.

The Company calculates the interim tax provision in accordance with the provisions of ASC 740-270, Income Taxes; Interim Reporting. For interim periods, the Company estimates the annual effective income tax rate (“AETR”) and applies the estimated rate to the year-to-date income or loss before income taxes.

ASC 740 prescribes a two-step approach for the recognition and measurement of tax benefits associated with the positions taken or expected to be taken in a tax return that affect amounts reported in the financial statements. The Company has reviewed and will continue to review the conclusions reached regarding uncertain tax positions, which may be subject to review and adjustment at a later date based on ongoing analyses of tax laws, regulations and interpretations thereof. To the extent that the Company’s assessment of the conclusions reached regarding uncertain tax positions changes as a result of the evaluation of new information, such change in estimate will be recorded in the period in which such determination is made. The Company reports income tax-related interest and penalties relating to uncertain tax positions, if applicable, as a component of income tax expense.

(g) Tax Receivable Agreement

We entered into the TRA with the EWC Ventures' pre-IPO members that provides for the payment by the Company to the EWC Ventures pre-IPO members of 85% of the benefits, if any, that the Company realizes, or is deemed to realize (calculated using certain assumptions), as a result of (i) increases in the our allocable share of certain existing tax basis of the tangible and intangible assets of the Company and adjustments to the tax basis of the tangible and intangible assets of the Company, in each case as a result of (a) the purchases of EWC Ventures Units (along with the corresponding shares of our Class B common stock) from certain of the EWC Ventures Post-IPO Members using a portion of the net proceeds from the initial public offering or in any future offering or (b) Share Exchanges and Cash Exchanges by the EWC Ventures pre-IPO members (or their transferees or other assignees) in connection with or after the initial public offering, (ii) our utilization of certain tax attributes of the Blocker Companies (including the Blocker Companies' allocable share of certain existing tax basis of EWC Ventures' assets) and (iii) certain other tax benefits related to entering into the TRA, including tax benefits attributable to payments under the TRA. We record liabilities for amounts payable under the TRA in the period in which the payment is deemed to be probable. Further, payments under the TRA are only expected to be made in periods following the filing of a tax return in which we are able to utilize tax benefits described above to reduce our cash taxes paid to a taxing authority.

(h) Noncontrolling Interests

The noncontrolling interests represent the economic interests of EWC Ventures held by members other than the Company. Income or loss is attributed to the noncontrolling interests based on their contractual distribution rights, and the relative percentages of EWC Ventures Units held by the Company and the other holders of EWC Ventures Units during the period.

(i) Net Income (Loss) Per Share

Basic net income (loss) per share is calculated by dividing the net income (loss) attributable to Class A common stockholders by the number of weighted-average shares of Class A common stock outstanding. Shares of our Class B common stock do not share in the earnings or losses of the Company and are therefore not participating securities. As such, separate presentation of basic and diluted net income (loss) per share of Class B common stock under the two-class method has not been presented.

Diluted net income (loss) per share adjusts the basic net income (loss) per share calculation for the potential dilutive impact of common shares, such as equity awards, using the treasury stock method. Diluted net income (loss) per share considers the impact of potentially dilutive securities except in periods in which there is a loss because the inclusion of the potential common shares would have an anti-dilutive effect. Shares of our Class B common stock are considered potentially dilutive shares of Class A common stock as they are convertible into shares of Class A common stock when exchanged with a corresponding number of EWC Ventures Units.

(j) Recently adopted accounting pronouncements

In August 2018, the FASB issued ASU 2018-15, Intangibles—Goodwill and Other—Internal-Use Software (Subtopic 350-40): Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That Is a Service Contract. Under this standard, companies will apply the same criteria for capitalizing implementation costs as they would for an arrangement that has a software license. The adoption of this new guidance prescribes the balance sheet, statement of operations, and cash flow classification of the capitalized implementation costs and related amortization expense, and additional quantitative and qualitative disclosures. This standard is effective for fiscal years beginning after December 15, 2021. This standard may be applied either prospectively to eligible costs incurred on or after the date of the new guidance or retrospectively. The Company adopted this standard on December 27, 2020 (the beginning of its fiscal year 2021) on a prospective basis. The adoption of this standard did not have a significant impact on our financial statements.

(k) Recently issued accounting pronouncements not yet adopted

In February 2016, the FASB issued ASU 2016-02, Leases and established ASC Topic 842, Leases (“ASC 842”), which supersedes ASC Topic 840, Leases. ASC 842 requires a lessee to recognize a lease right-of-use (“ROU”) asset and a corresponding lease liability on its balance sheet along with additional qualitative and quantitative disclosures. ROU assets and lease liabilities are recognized at the commencement date based on the present value of future payments. ASC 842 is effective for fiscal years beginning after December 15, 2021, and interim periods within fiscal years beginning after December 15, 2022, with early adoption permitted. The Company is currently evaluating the effect the adoption of this standard will have on its financial statements.

In June 2017, the FASB issued ASU 2016-13, Financial Instruments (Topic 326)—Measurement of Credit Losses on Financial Instruments, which requires the measurement and recognition of expected credit losses for financial assets held at amortized cost. The standard replaces the existing incurred loss impairment model with an expected loss methodology, which will result in more timely recognition of credit losses. ASU 2016-13, and related amendments, are effective for fiscal years beginning after December 15, 2022. The Company has not completed its assessment of the standard but does not expect the adoption to have a material impact on its financial statements.

In March 2020, the FASB issued ASU 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in this update, as well as subsequently issued amendments, provide temporary, optional guidance to ease the burden in accounting for reference rate reform. The amendments provide optional expedients and exceptions for applying GAAP to transactions affected by reference rate reform if certain criteria are met. The amendments primarily include relief related to contract modifications and hedging relationships. The relief provided by this ASU does not apply to contract modifications made and hedging relationships entered into or evaluated after December 31, 2022. However, hedging relationships that apply certain optional expedients prior to December 31, 2022, will be retained through the end of the hedging relationship, including for periods after December 31, 2022. We will evaluate the impact of this guidance as contracts are modified through December 2022.